Accounts Receivable - Schedule of Changes of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accounts Receivable [Abstract]
Beginning balance	$ 571,148	$ 46,722
Additional (Reversal) for credit losses	(7,214)	524,426
Ending balance	$ 563,934	$ 571,148